Fair value of financial assets and liabilities	12 Months Ended
Dec. 31, 2021
9. Fair Value Of Financial Assets And Liabilities

9. Fair value of financial assets and liabilities

The Company’s financial instruments consist of non-derivative financial assets and liabilities. The fair value of these non-derivative financial instruments is determined using internally generated valuation models, which are usually developed from generally accepted valuation models. The majority of the significant inputs into these models may not be observable in the market, and may be derived from interest rates based on assumptions. The selection of the appropriate valuation model, as well as the determination of key inputs used such as the expected future cash flows on the financial instrument, the probability of counterparty default and the appropriate discount rate to be used, require management judgment and estimation.

	As of December 31, 2021
	Fair value	Carrying Amount
	RMB’000	RMB’000
Financial assets
Cash, cash equivalents and restricted cash	396	396
Loans receivable	555,133	555,133
	555,529	555,529

Financial liabilities
Loans payable	161,569	161,569

The fair values of loans payable are approximately the carrying amount of loans payable as all loans payable are overdue as of December 31, 2021.

	As of December 31, 2020
	Fair value	Carrying amount
	RMB’000	RMB’000
Financial assets
Cash, cash equivalents and restricted cash	97	97
Loans receivable	662,183	662,183
	662,280	662,280
Financial liabilities
Loans payable	171,569	171,569